Employee benefits - Remeasurement of net defined benefit liability recognized in other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Balance at beginning of year	$ 3,562	$ 3,142
Balance at end of year	3,489	3,562
Defined Benefit Plan [Member]
IFRS Statement [Line Items]
Balance at beginning of year	116	(60)
Recognized during the period	(138)	176
Balance at end of year	$ (22)	$ 116